IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognized in profit or loss	$ 69,751	$ 144,154
Machinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening balance	33,324	27,037
Impairment loss recognized in profit or loss	8,600	13,823
Reverse of impairment recognized loss in profit or loss	(10,197)	(7,691)
Increase (decrease) in foreign exchange	206	155
Closing balance	$ 31,933	$ 33,324